Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 15	Income Taxes
The Company and its domestic subsidiaries file a consolidated federal income tax return. Tax liabilities and benefits realized by the consolidated group are allocated as generated by the respective entities.
Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in years in which those temporary differences are expected to be recovered or settled. Deferred tax assets and liabilities are adjusted through income tax expense as changes in tax laws or rates are enacted.
Tax Legislation On December 22, 2017, the Tax Legislation became effective and impacted the Company generally in four areas:

1.
Amended the U.S. Internal Revenue Code of 1986, as amended, which among other items, permanently reduced the corporate income tax rate from a maximum of 35% to 21% beginning January 1, 2018.  As a result, the corporate tax rate is not comparable between periods.

2.
Changed international taxation to a modified territorial tax system whereby U.S. federal income taxes are generally eliminated on dividends from foreign subsidiaries, and certain earnings of controlled foreign corporations are included in U.S. federal taxable income.

3.	Contained several other provisions, such as limitations of deductibility of executive compensation, meals and entertainment and lobbying expenses and changes to the dividends received deduction.

4.	Affected the timing of certain tax deductions for reserves and deferred acquisition costs, but does not impact the Company’s overall income tax expense.
The Company recorded a net tax benefit of $509 million, recognized as a reduction to income tax expense in the Company’s Consolidated Statements of Operations for the year ended December 31, 2017. The net benefit was primarily due to re-measurement of the Company’s deferred tax assets and liabilities from 35% to 21%. This was partially offset by the transition to a modified territorial system for international taxation which required the Company to recognize a liability based on non-U.S. income from international subsidiaries that had not been repatriated to the U.S. parent company (the “Transition Tax”). The Company’s effective income tax rate for 2017 was 21.9% and included a one-time benefit of 11.2%.
During 2018, the impact of the Tax Legislation was adjusted from the Company’s preliminary estimates due to, among other things, changes in interpretations and assumptions the Company previously made, guidance that was issued and actions the Company took as a result of the Tax Legislation, resulting in a net tax benefit of $29 million, recognized as a reduction to income tax expense in the Company’s Consolidated Statements of Operations. The accounting for income tax effects of the Tax Legislation has been completed.
Regulatory tax examinations The Internal Revenue Service (“IRS”) is currently examining the Company’s 2015 and 2016 federal income tax returns, with the 2017 tax year exam scheduled to begin mid-2019. The 2015-17 cycle is expected to be completed in 2020. The 2013 and 2014 federal income tax return audit is complete through the exam phase and the Company will progress to the appeals process for one unagreed issue in 2019. Any adjustments that may result from IRS examinations of the Company’s tax returns are not expected to have a material effect on the consolidated financial statements.
Unrecognized tax benefits The Company recognizes tax positions in the consolidated financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between positions taken in a tax return and amounts recognized in the consolidated financial statements.

Reconciliation of the change in the amount of unrecognized tax benefits
	For the years ended December 31,
($ in millions)	2018	2017	2016
Balance – beginning of year	$55	$10	$7
Increase for tax positions taken in a prior year	3	34	—
Increase for tax positions taken in the current year	12	11	3
Balance – end of year	$70	$55	$10

The Company believes it is reasonably possible that a decrease of up to $58 million in unrecognized tax benefits may occur within the next twelve months due to IRS settlements.

Components of the deferred income tax assets and liabilities
	As of December 31,
($ in millions)	2018	2017
Deferred tax assets
Unearned premium reserves	$594	$545
Accrued compensation	145	137
Pension	192	86
Discount on loss reserves	67	53
Net operating loss carryover	50	50
Other assets	57	49
Other postretirement benefits	45	48
Total deferred tax assets	1,150	968
Deferred tax liabilities
DAC	(854)	(770)
Unrealized net capital gains	(2)	(422)
Life and annuity reserves	(194)	(241)
Intangible assets	(145)	(113)
Investments	(278)	(106)
Other liabilities	(102)	(98)
Total deferred tax liabilities	(1,575)	(1,750)
Net deferred tax liability	$(425)	$(782)

Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company’s assessment that the deductions ultimately recognized for tax purposes will be fully utilized. As of December 31, 2018, the Company has U.S. federal and foreign net operating loss carryforwards of $209 million and $30 million, respectively.
The provisions of the Tax Cuts and Jobs Act eliminated the 20-year carryforward period and made it indefinite for federal net operating losses generated in tax years after December 31, 2017.  For such amounts generated prior to 2018, the 20-year carryforward period continues to apply.

Components of the net operating loss carryforwards as of December 31, 2018
($ in millions)	20-Year Carryforward Expires in 2025-2036	Indefinite Carryforward Period	Total
US Federal	$149	$60	$209
Foreign	—	30	30
Total	$149	$90	$239

Components of income tax expense
	For the years ended December 31,
($ in millions)	2018	2017	2016
Current	$704	$1,018	$654
Deferred	(236)	(23)	188
Total income tax expense	$468	$995	$842

The Company paid income taxes of $731 million, $968 million and $359 million in 2018, 2017 and 2016, respectively.
The Company had a current income tax receivable of $124 million and a current tax payable of $44 million as of December 31, 2018 and 2017, respectively.

Reconciliation of the statutory federal income tax rate to the effective income tax rate
	For the years ended December 31,
	2018	2017	2016
Statutory federal income tax rate on income from operations	21.0%	35.0%	35.0%
Tax Legislation benefit	(1.1)	(11.2)	—
Share-based payments	(0.6)	(1.4)	—
Tax-exempt income	(0.9)	(0.7)	(1.2)
Tax credits	(1.3)	(1.3)	(1.3)
Non-deductible goodwill impairment	—	1.0	—
Other	0.7	0.5	(0.7)
Effective income tax rate on income from operations	17.8%	21.9%	31.8%